ACQUISITION OF LA PRECIOSA (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares shares
Statement [Line Items]
Inflationary Adjustment Description	A payment of $0.25 per silver equivalent ounce (subject to inflationary adjustment) of new mineral reserves (as defined by NI 43-101) discovered and declared outside of the current mineral resource area at La Preciosa, subject to a cap of $50 million, and any such payments will be credited against any existing or future payments owing on the gross value royalty.
Common Stock Shares Issuance, Shares | shares	1,075,000
Common Shares Issuance, Value	$ 14,630
Avino
Statement [Line Items]
Common Stock Shares Issuance, Shares | shares	14,000,000
Common Shares Issuance, Value	$ 13,650
La Preciosa Silver & Gold Mines Ltd.(Member)
Statement [Line Items]
Royalty Returns	2.00%
Gloria and Abundancia
Statement [Line Items]
Royalty Returns	1.25%
Common Shares Issuance, Value	$ 980
Coeur
Statement [Line Items]
Cash Consideration	15,300
Promissory Note	$ 5,000
Warrants Purchase | shares	7,000,000
Warrants Value	$ 2,240
Warrants Exercisable Price Per Shares | $ / shares	$ 1.09
Warrants Premium	25.00%
Additional Cash Payment	$ 8,750